Commitments and Contingencies (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Rent expense	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 1.5	$ 0.9